Expense Example - iShares Enhanced Large Cap Value Active ETF - iShares Enhanced Large Cap Value Active ETF	Nov. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 23
Expense Example, with Redemption, 3 Years	$ 71